Cover	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity File Number	001-31444
Entity Registrant Name	EARTH LIFE SCIENCES INC
Entity Central Index Key	0001165639
Entity Tax Identification Number	98-0361119
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 West Liberty St.
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	514
Local Phone Number	500-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false